Virtus Equity Trend Fund
Virtus Equity Trend Fund
The “Example” table in the summary prospectus and in the summary section of the statutory prospectus is hereby replaced with the following. This table reflects the effect of the management fee reduction previously disclosed.

Expense Example Virtus Equity Trend Fund (USD $)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	720	1,025	1,351	2,273
Class C	Sold	329	706	1,210	2,595
Class I	Sold or Held	128	400	692	1,523
Class R6	Sold or Held	121	378	654	1,443

Expense Example, No Redemption Virtus Equity Trend Fund (USD $)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	720	1,025	1,351	2,273
Class C	Held	229	706	1,210	2,595
Class I	Sold or Held	128	400	692	1,523
Class R6	Sold or Held	121	378	654	1,443